Income Taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States					$ (8,772)	$ (11,527)
Foreign					2,337	1,825
Loss before income taxes	$ (514)	$ (860)	$ 905	$ (4,691)	$ (6,435)	$ (9,702)